Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail)
In Millions, unless otherwise specified
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Wholesale Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Real Estate Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Credit Watch USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Credit Watch JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans At Risk USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans At Risk JPY (¥)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital United States Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Performing USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Performing JPY (¥)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Default USD ($)	Mar. 31, 2013 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)	Mar. 31, 2012 Working Capital Other Regions Wholesale and other dealer loans Default JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	$ 134,964	¥ 12,693,397	¥ 10,238,177	$ 14,995	¥ 1,410,297	¥ 1,057,367	$ 13,243	¥ 1,245,532	¥ 938,370	$ 1,659	¥ 155,929	¥ 98,909	$ 89	¥ 8,406	¥ 19,169	$ 4	¥ 430	¥ 919	$ 12,817	¥ 1,205,431	¥ 976,587	$ 12,758	¥ 1,199,951	¥ 952,655	$ 59	¥ 5,480	¥ 23,932	$ 8,689	¥ 817,171	¥ 576,005	$ 7,659	¥ 720,308	¥ 513,632	$ 996	¥ 93,643	¥ 55,513	$ 33	¥ 3,114	¥ 6,394	$ 1	¥ 106	¥ 466	$ 5,197	¥ 488,827	¥ 347,693	$ 5,161	¥ 485,464	¥ 330,264	$ 36	¥ 3,363	¥ 17,429	$ 4,580	¥ 430,759	¥ 358,436	$ 3,968	¥ 373,176	¥ 307,867	$ 583	¥ 54,801	¥ 38,382	$ 28	¥ 2,651	¥ 12,157	$ 1	¥ 131	¥ 30	$ 2,418	¥ 227,418	¥ 176,958	$ 2,401	¥ 225,808	¥ 170,886	$ 17	¥ 1,610	¥ 6,072	$ 1,726	¥ 162,367	¥ 122,926	$ 1,616	¥ 152,048	¥ 116,871	$ 80	¥ 7,485	¥ 5,014	$ 28	¥ 2,641	¥ 618	$ 2	¥ 193	¥ 423	$ 5,202	¥ 489,186	¥ 451,936	$ 5,196	¥ 488,679	¥ 451,505	$ 6	¥ 507	¥ 431